Consolidated Schedule of Investments (unaudited)	iShares® MSCI India Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Bharat Dynamics Ltd.	52,505	$529,978

Air Freight & Logistics — 0.6%
Allcargo Logistics Ltd.	87,982	360,669
Blue Dart Express Ltd.	6,807	654,864
Mahindra Logistics Ltd.(a)	42,918	254,528
TCI Express Ltd.	16,539	343,937
Transport Corp. of India Ltd.	33,229	315,635
		1,929,633
Airlines — 0.2%
CE Info Systems Ltd.	15,253	261,027
SpiceJet Ltd.(b)	344,869	208,933
		469,960
Auto Components — 4.6%
Apollo Tyres Ltd.	453,762	1,269,664
Asahi India Glass Ltd.	87,545	500,161
Ceat Ltd.	32,416	421,608
Endurance Technologies Ltd.(a)	40,296	675,232
Exide Industries Ltd.	552,198	1,038,912
Jamna Auto Industries Ltd.	256,836	365,225
Mahindra CIE Automotive Ltd.	162,916	406,210
Minda Corp. Ltd.	85,613	231,521
Minda Industries Ltd.	122,734	1,450,358
Motherson Sumi Wiring India Ltd.(b)	1,809,331	1,528,823
Sundaram Clayton Ltd.	7,284	346,782
Sundram Fasteners Ltd.	135,442	1,356,645
Suprajit Engineering Ltd.	101,040	438,628
Tube Investments of India Ltd.	152,757	3,089,176
Varroc Engineering Ltd.(a)(b)	54,712	242,389
ZF Commercial Vehicle Control Systems India Ltd.	6,792	665,563
		14,026,897
Automobiles — 1.0%
Saregama India Ltd.	97,270	537,075
TVS Motor Co. Ltd.	273,677	2,582,120
		3,119,195
Banks — 3.2%
Canara Bank(b)	524,097	1,371,050
City Union Bank Ltd.	522,969	939,212
Equitas Small Finance Bank Ltd.(a)(b)	537,736	279,928
Federal Bank Ltd.	2,228,376	2,539,526
IDFC First Bank Ltd.(b)	4,390,304	2,040,952
Indian Bank	356,786	778,726
Karur Vysya Bank Ltd. (The)	563,286	323,627
RBL Bank Ltd.(a)(b)	639,676	918,771
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,554,476)(c)	4,044,378	629,662
		9,821,454
Beverages — 0.4%
Radico Khaitan Ltd.	114,882	1,180,653

Building Products — 2.4%
Astral Ltd.	129,506	2,877,048
Blue Star Ltd.	83,792	1,099,060
Cera Sanitaryware Ltd.	6,520	352,019
Finolex Industries Ltd.	351,141	705,176
Kajaria Ceramics Ltd.	114,911	1,520,236
Prince Pipes and Fittings Ltd.	55,428	449,282
Security	Shares	Value

Building Products (continued)
Supreme Petrochem Ltd.	47,135	$442,990
		7,445,811
Capital Markets — 3.6%
Angel One Ltd.	34,719	654,680
BSE Ltd.	95,658	926,468
Central Depository Services India Ltd.	73,585	1,182,026
CRISIL Ltd.	21,017	917,340
Dhani Services Ltd.(b)	353,848	227,319
Edelweiss Financial Services Ltd.	740,043	519,445
ICICI Securities Ltd.(a)	115,601	662,621
IIFL Wealth Management Ltd.	50,949	1,022,177
Indian Energy Exchange Ltd.(a)	628,804	1,568,060
JM Financial Ltd.	618,563	520,583
Motilal Oswal Financial Services Ltd.	52,775	535,896
Multi Commodity Exchange of India Ltd.	35,745	628,312
Nippon Life India Asset Management Ltd.(a)	179,058	652,235
Tata Investment Corp. Ltd.	21,741	427,124
UTI Asset Management Co. Ltd.	64,327	566,262
		11,010,548
Chemicals — 12.9%
Aarti Industries Ltd.	287,084	2,799,270
Advanced Enzyme Technologies Ltd.	64,032	234,670
Akzo Nobel India Ltd.	13,114	310,399
Alkyl Amines Chemicals.	18,150	636,093
Atul Ltd.	21,190	2,217,651
Balaji Amines Ltd.	13,953	573,812
BASF India Ltd.	15,576	509,409
Bayer CropScience Ltd.	19,377	1,346,718
Castrol India Ltd.	569,707	796,018
Chambal Fertilisers and Chemicals Ltd.	240,496	1,122,029
Chemplast Sanmar Ltd.(b)	101,912	632,114
Clean Science and Technology(b)	30,375	678,981
Coromandel International Ltd.	169,220	2,053,049
Deepak Fertilisers & Petrochemicals Corp. Ltd.	77,939	646,951
Deepak Nitrite Ltd.	98,199	2,514,592
EID Parry India Ltd.	114,337	816,029
Fine Organic Industries Ltd.	11,031	689,647
Galaxy Surfactants Ltd.	15,229	563,068
GHCL Ltd.	69,938	583,520
Gujarat Alkalies & Chemicals Ltd.	26,297	272,162
Gujarat Fluorochemicals Ltd.	39,336	1,456,000
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	111,555	949,636
Gujarat State Fertilizers & Chemicals Ltd.	269,971	576,869
Indigo Paints Ltd.(b)	13,703	280,872
Jubilant Ingrevia Ltd.	101,570	656,207
Kansai Nerolac Paints Ltd.	194,820	1,001,264
Laxmi Organic Industries Ltd.	94,416	443,196
Linde India Ltd.	30,540	1,173,519
Navin Fluorine International Ltd.	46,333	2,332,266
NOCIL Ltd.	145,224	455,490
PCBL Ltd.	243,300	330,777
Polyplex Corporation Ltd.	21,653	656,320
Privi Specility Chemical Ltd.	11,190	168,283
Rain Industries Ltd.	252,757	541,448
Rallis India Ltd.	112,418	289,528
Rashtriya Chemicals & Fertilizers Ltd.	197,556	243,522
Rossari Biotech Ltd.	19,797	220,994
Sharda Cropchem Ltd.	38,769	358,795
Solar Industries India Ltd.	39,208	1,324,220

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Sumitomo Chemical India Ltd.	144,133	$854,975
Supreme Industries Ltd.	91,610	2,153,470
Tata Chemicals Ltd.	200,698	2,437,792
Vinati Organics Ltd.	37,070	972,773
		39,874,398
Commercial Services & Supplies — 0.1%
SIS Ltd.(b)	52,675	317,458

Communications Equipment — 0.3%
Sterlite Technologies Ltd.	256,309	571,711
Tejas Networks Ltd.(a)(b)	82,348	449,881
		1,021,592
Construction & Engineering — 3.0%
Dilip Buildcon Ltd.(a)	56,057	163,524
Engineers India Ltd.	363,833	291,469
GMR Power and Urban Infrastructure Ltd.(b)	76,801	19,884
IRB Infrastructure Developers Ltd.(b)	173,002	490,188
Kalpataru Power Transmission Ltd.	97,467	451,510
KEC International Ltd.	184,123	935,391
KNR Constructions Ltd.	193,314	643,331
NBCC India Ltd.	902,393	387,501
NCC Ltd./India	567,305	468,717
PNC Infratech Ltd.	165,356	518,326
Praj Industries Ltd.	159,259	698,372
Sterling and Wilson Renewable Energy Ltd.(b)	54,524	229,662
Voltas Ltd.	307,953	4,019,470
		9,317,345
Construction Materials — 2.3%
Birla Corp. Ltd.	38,890	486,002
Dalmia Bharat Ltd.	107,352	1,870,519
HeidelbergCement India Ltd.	81,148	191,471
India Cements Ltd. (The).	177,555	384,655
JK Cement Ltd.	50,173	1,529,875
JK Lakshmi Cement Ltd.	84,975	484,567
Prism Johnson Ltd.(b)	180,306	249,564
Ramco Cements Ltd. (The)(b)	152,306	1,364,792
Rhi Magnesita India Ltd.	57,652	398,512
		6,959,957
Consumer Finance — 2.3%
Cholamandalam Financial Holdings Ltd.	135,201	1,082,583
CreditAccess Grameen Ltd.(b)	67,316	922,162
Mahindra & Mahindra Financial Services Ltd.	794,623	1,814,884
Manappuram Finance Ltd.	732,242	897,246
MAS Financial Services Ltd.(a)	23,735	165,155
Paisalo Digital Ltd.	33,318	324,743
Poonawalla Fincorp Ltd.(b)	321,274	1,062,510
Shriram City Union Finance Ltd.	33,684	744,688
Spandana Sphoorty Financial Ltd.(b)	3,601	17,344
		7,031,315
Containers & Packaging — 0.2%
EPL Ltd.	191,887	404,329
Go Fashion India Ltd.(b)	27,076	343,593
		747,922
Diversified Financial Services — 2.0%
Aditya Birla Capital Ltd.(b)	662,702	856,123
Computer Age Management Services Ltd.	42,029	1,253,022
IDFC Ltd.	1,606,541	1,019,194
L&T Finance Holdings Ltd.(b)	1,068,189	1,038,011
Security	Shares	Value

Diversified Financial Services (continued)
REC Ltd.	1,272,965	$1,950,626
		6,116,976
Diversified Telecommunication Services — 0.9%
HFCL Ltd.	985,888	795,203
Tata Communications Ltd.	163,290	2,063,385
		2,858,588
Electric Utilities — 0.7%
CESC Ltd.	859,662	860,400
Torrent Power Ltd.	206,526	1,207,343
		2,067,743
Electrical Equipment — 3.5%
Amara Raja Batteries Ltd.	135,672	875,075
Bharat Heavy Electricals Ltd.(b)	1,258,282	825,613
CG Power and Industrial Solutions Ltd.(b)	779,878	1,808,193
Finolex Cables Ltd.	87,626	417,803
Graphite India Ltd.	97,947	556,786
HEG Ltd.	17,567	252,488
Hitachi Energy India Ltd.	14,382	652,158
KEI Industries Ltd.	83,892	1,326,812
Olectra Greentech Ltd.(b)	58,785	442,235
Polycab India Ltd.	64,211	2,009,145
Suzlon Energy Ltd.(b)	6,521,419	715,890
Triveni Turbine Ltd.	115,773	253,955
V-Guard Industries Ltd.	247,494	742,390
		10,878,543
Electronic Equipment, Instruments & Components — 0.4%
Redington India Ltd.	783,534	1,307,007

Entertainment — 0.7%
Chennai Super Kings Cricket Ltd.(d)	206,787	27
Inox Leisure Ltd.(b)	92,306	594,401
PVR Ltd.(b)	65,958	1,556,291
		2,150,719
Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield India Real Estate Trust(a)	162,226	674,283
Embassy Office Parks REIT	610,980	3,101,787
Mindspace Business Parks REIT(a)	213,291	944,663
		4,720,733
Food & Staples Retailing — 0.4%
Devyani International Ltd.(b)	347,815	757,768
Medplus Health Services Ltd.(b)	51,267	570,706
		1,328,474
Food Products — 1.3%
Avanti Feeds Ltd.	58,546	321,985
Balrampur Chini Mills Ltd.	176,394	914,845
Bombay Burmah Trading Co.	25,056	320,206
CCL Products India Ltd.	105,600	479,207
Gujarat Ambuja Exports Ltd.	98,548	427,138
Kaveri Seed Co. Ltd.	28,797	213,242
Shree Renuka Sugars Ltd.(b)	842,108	506,951
Triveni Engineering & Industries Ltd.	103,915	389,694
Zydus Wellness Ltd.	22,786	449,858
		4,023,126
Gas Utilities — 1.3%
Gujarat Gas Ltd.	248,162	1,779,625
Gujarat State Petronet Ltd.	406,181	1,324,934
Mahanagar Gas Ltd.	78,464	762,845
		3,867,404

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 0.1%
Poly Medicure Ltd.	38,549	$370,399

Health Care Providers & Services — 3.3%
Aster DM Healthcare Ltd.(a)(b)	181,477	465,030
Dr Lal PathLabs Ltd.(a)	53,721	1,436,207
Fortis Healthcare Ltd.(b)	653,084	1,992,112
Krishna Institute Of Medical Sciences Ltd.(a)(b)	40,606	684,107
Max Healthcare Institute Ltd.(b)	694,422	3,383,726
Metropolis Healthcare Ltd.(a)	36,939	765,679
Narayana Hrudayalaya Ltd.(b)	102,980	865,611
Thyrocare Technologies Ltd.(a)	22,733	192,275
Vijaya Diagnostic Centre Pvt Ltd.(b)	58,421	273,307
		10,058,054
Hotels, Restaurants & Leisure — 2.0%
Chalet Hotel Ltd.(b)	87,927	335,294
Delta Corp. Ltd.	92,592	258,220
EIH Ltd.(b)	225,570	391,239
Indian Hotels Co. Ltd. (The)	1,040,995	3,138,031
Lemon Tree Hotels Ltd.(a)(b)	522,853	432,365
Mahindra Holidays & Resorts India Ltd.(b)	86,191	245,407
Restaurant Brands Asia Ltd.(b)	388,180	483,275
Sapphire Foods India Ltd.(b)	31,856	436,072
Westlife Development Ltd.(b)	100,480	584,156
		6,304,059
Household Durables — 3.7%
Amber Enterprises India Ltd.(b)	24,363	821,520
Bajaj Electricals Ltd.(b)	66,048	839,108
Crompton Greaves Consumer Electricals Ltd.	854,687	3,954,197
Dixon Technologies India Ltd.	42,500	2,098,769
Johnson Controls-Hitachi Air Conditioning India Ltd.(b)	9,635	219,370
Orient Electric Ltd.	183,858	659,253
Sheela Foam Ltd.(b)	21,112	818,668
Symphony Ltd.	25,133	323,553
TTK Prestige Ltd.	60,112	642,270
Whirlpool of India Ltd.	45,800	961,694
		11,338,402
Household Products — 0.1%
Jyothy Labs Ltd.	211,072	402,721

Independent Power and Renewable Electricity Producers — 1.8%
Adani Power Ltd.(b)	1,111,983	4,595,325
Jaiprakash Power Ventures Ltd.(b)	3,286,732	292,112
NLC India Ltd.	66,299	63,998
RattanIndia Enterprises Ltd.(b)	303,135	192,299
Reliance Power Ltd.(b)	3,417,116	549,045
		5,692,779
Industrial Conglomerates — 0.5%
3M India Ltd.(b)	4,069	1,054,999
Godrej Industries Ltd.(b)	73,796	452,431
		1,507,430
Insurance — 1.1%
Max Financial Services Ltd.(b)	321,316	3,267,359

Interactive Media & Services — 0.3%
Brightcom Group Ltd.	800,750	659,411
Just Dial Ltd.(b)	24,054	203,593
		863,004
Internet & Direct Marketing Retail — 0.3%
CarTrade Tech Ltd.(b)	26,419	210,538
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Easy Trip Planners Ltd.	62,248	$305,322
Infibeam Avenues Ltd.	1,335,585	252,733
		768,593
Internet Software & Services — 0.3%
Affle India Ltd.(b)	76,665	1,031,305

IT Services — 3.2%
Coforge Ltd.	39,265	1,976,191
eClerx Services Ltd.	21,803	566,939
Firstsource Solutions Ltd.	431,306	614,926
Happiest Minds Technologies Ltd.	84,504	978,702
Mastek Ltd.	19,368	660,761
NIIT Ltd.	105,650	623,268
Persistent Systems Ltd.	71,155	3,432,958
Sonata Software Ltd.	90,228	794,497
Vakrangee Ltd.	758,730	278,882
		9,927,124
Life Sciences Tools & Services — 0.4%
Syngene International Ltd.(a)(b)	172,541	1,267,258

Machinery — 6.4%
AIA Engineering Ltd.	61,318	1,792,518
Ashok Leyland Ltd.	2,102,379	3,699,669
BEML Ltd.	27,013	489,639
Carborundum Universal Ltd.	150,778	1,394,147
Cochin Shipyard Ltd.(a)	50,922	211,455
Cummins India Ltd.	178,674	2,357,676
ESAB India Ltd.	6,615	271,088
GMM Pfaudler Ltd.	9,430	507,850
Greaves Cotton Ltd.	132,650	264,493
Grindwell Norton Ltd.	64,004	1,411,913
ISGEC Heavy Engineering Ltd.	38,423	241,117
KSB Ltd.	17,450	304,581
Lakshmi Machine Works Ltd.	4,593	551,152
MTAR Technologies Ltd.	15,787	288,461
Schaeffler India Ltd.	67,165	1,991,246
SKF India Ltd.	35,407	1,636,460
Thermax Ltd.	60,181	1,541,190
Timken India Ltd.	29,169	855,410
		19,810,065
Marine — 0.1%
Shipping Corp. of India Ltd.	183,903	278,463

Media — 1.7%
Network18 Media & Investments Ltd.(b)	224,943	218,754
Sun TV Network Ltd.	113,597	648,888
TV18 Broadcast Ltd.(b)	651,260	334,877
Zee Entertainment Enterprises Ltd.	1,238,232	4,001,718
		5,204,237
Metals & Mining — 2.4%
APL Apollo Tubes Ltd.(b)	188,321	2,263,421
Godawari Power and Ispat Ltd.	60,566	230,566
Hindustan Copper Ltd.	277,027	375,025
Jindal Stainless Hisar Ltd.(b)	135,260	384,976
Jindal Stainless Ltd.(b)	216,692	312,132
Lloyds Metals & Energy Ltd.	105,628	193,538
National Aluminium Co. Ltd.	1,193,498	1,478,743
Nuvoco Vistas Corp. Ltd.(b)	155,211	601,374
Ratnamani Metals & Tubes Ltd.	26,773	906,999
Usha Martin Ltd.(b)	174,601	263,466

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Welspun Corp. Ltd.	165,566	$482,604
		7,492,844
Multiline Retail — 0.3%
Future Retail Ltd.(b)	297,805	31,263
Shoppers Stop Ltd.(b)	54,896	327,773
V-Mart Retail Ltd.(b)	13,949	587,024
		946,060
Oil, Gas & Consumable Fuels — 0.9%
Aegis Logistics Ltd.	201,190	561,497
Great Eastern Shipping Co. Ltd. (The)	136,313	694,475
Gujarat Mineral Development Corp. Ltd.	113,873	227,493
Oil India Ltd.	390,914	1,200,397
		2,683,862
Paper & Forest Products — 0.7%
Century Plyboards India Ltd.	79,948	588,733
Century Textiles & Industries Ltd.	68,276	699,341
Greenpanel Industries Ltd.	70,259	442,398
JK Paper Ltd.	109,191	472,917
		2,203,389
Personal Products — 0.7%
Emami Ltd.	288,107	1,540,021
Gillette India Ltd.	9,365	587,893
		2,127,914
Pharmaceuticals — 5.9%
Aarti Drugs Ltd.	48,637	265,804
Ajanta Pharma Ltd.	37,592	828,133
Alembic Pharmaceuticals Ltd.	85,030	799,865
AstraZeneca Pharma India Ltd.	7,159	276,831
Caplin Point Laboratories Ltd.	32,567	310,732
Eris Lifesciences Ltd.(a)	58,411	501,700
FDC Ltd./India(b)	72,338	228,881
GlaxoSmithKline Pharmaceuticals Ltd.	48,391	940,759
Glenmark Pharmaceuticals Ltd.	201,995	1,018,910
Granules India Ltd.	206,478	715,001
Hikal Ltd.	57,047	241,697
IOL Chemicals and Pharmaceuticals Ltd.	6,977	31,990
Ipca Laboratories Ltd.	199,832	2,316,057
JB Chemicals & Pharmaceuticals Ltd.	50,130	1,046,200
Jubilant Pharmova Ltd.	91,686	453,274
Laurus Labs Ltd.(a)	500,303	3,642,149
Natco Pharma Ltd.	117,646	1,044,751
Procter & Gamble Health Ltd.	10,745	589,272
Sanofi India Ltd.	11,546	1,016,964
Shilpa Medicare Ltd.	43,516	242,445
Solara Active Pharma Sciences Ltd.	3,351	17,837
Strides Pharma Science Ltd.	83,552	355,640
Sun Pharma Advanced Research Co. Ltd.(b)	75,466	215,248
Suven Pharmaceuticals Ltd.	145,852	936,283
Wockhardt Ltd.(b)	65,536	217,096
		18,253,519
Professional Services — 0.5%
Quess Corp. Ltd.(a)	105,912	956,580
TeamLease Services Ltd.(b)	15,963	678,691
		1,635,271
Real Estate Management & Development — 2.6%
Brigade Enterprises Ltd.	164,869	980,692
Indiabulls Real Estate Ltd.(b)	615,195	590,371
Mahindra Lifespace Developers Ltd.(b)	72,356	347,445
Security	Shares	Value

Real Estate Management & Development (continued)
NESCO Ltd.	30,430	$212,395
Oberoi Realty Ltd.(b)	183,439	1,890,816
Phoenix Mills Ltd. (The)	140,637	2,106,175
Prestige Estates Projects Ltd.	203,302	1,115,669
Sobha Ltd.	54,846	386,582
Sunteck Realty Ltd.	74,341	429,807
		8,059,952
Semiconductors & Semiconductor Equipment — 0.2%
Borosil Renewables Ltd.(b)	65,293	546,015

Software — 3.3%
Birlasoft Ltd.	240,205	1,140,406
Cyient Ltd.	119,655	1,200,862
Intellect Design Arena Ltd.(b)	115,712	998,211
KPIT Technologies Ltd.	237,287	1,606,737
Nazara Technologies Ltd.(b)	11,743	181,483
Oracle Financial Services Software Ltd.	31,138	1,315,990
PB Fintech Ltd.(b)	193,155	1,651,127
Tanla Platforms Ltd.	95,356	1,621,515
Zensar Technologies Ltd.	145,759	570,610
		10,286,941
Textiles, Apparel & Luxury Goods — 3.6%
Aditya Birla Fashion and Retail Ltd.(b)	473,369	1,642,760
Alok Industries Ltd.(b)	1,777,452	515,956
Bata India Ltd.	73,674	1,773,534
Garware Technical Fibres Ltd.	13,277	506,771
Indo Count Industries Ltd.	98,962	188,359
KPR Mill Ltd.	124,320	995,963
LUX Industries Ltd.	10,870	279,751
Rajesh Exports Ltd.	85,425	594,252
Raymond Ltd.(b)	47,679	602,895
Relaxo Footwears Ltd.	71,604	912,102
Trident Ltd.	1,789,784	1,096,208
Vaibhav Global Ltd.	71,940	310,171
Vardhman Textiles Ltd.	164,917	604,496
VIP Industries Ltd.	91,189	673,273
Welspun India Ltd.	359,375	300,691
		10,997,182
Thrifts & Mortgage Finance — 2.3%
Aavas Financiers Ltd.(b)	67,840	1,934,335
Aptus Value Housing Finance India Ltd.(b)	142,354	523,952
Can Fin Homes Ltd.	76,290	471,806
Home First Finance Company India Ltd.(a)(b)	37,954	378,824
IIFL Finance Ltd.	184,440	759,719
Indiabulls Housing Finance Ltd.	470,467	710,342
LIC Housing Finance Ltd.	433,341	2,099,042
PNB Housing Finance Ltd.(a)(b)	84,532	350,642
		7,228,662
Tobacco — 0.1%
Godfrey Phillips India Ltd.	17,845	264,393

Trading Companies & Distributors — 0.5%
Apollo Tricoat Tubes Ltd.	29,970	339,727
IndiaMART Intermesh Ltd.(a)	19,693	1,148,468
		1,488,195
Transportation Infrastructure — 0.6%
GMR Infrastructure Ltd.(b)	3,025,996	1,473,715
Gujarat Pipavav Port Ltd.	379,890	392,045
		1,865,760

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 1.1%
Route Mobile Ltd.	36,023	$642,705
Tata Teleservices Maharashtra Ltd.(b)	702,485	1,134,671
Vodafone Idea Ltd.(b)	12,452,382	1,527,300
		3,304,676
Total Common Stocks — 101.0%
(Cost: $233,029,132)		311,599,316

Total Investments in Securities — 101.0%
(Cost: $233,029,132)		311,599,316

Liabilities in Excess of Other Assets — (1.0)%		(3,236,209)

Net Assets — 100.0%		$308,363,107

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $629,662, representing 0.2% of its net assets as of period end, and an original cost of $3,554,476.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$7,290,000	$—	$(7,290,000	)(b)	$—	$—	$—	—	$6,883	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	27	06/30/22	$888	$5,005

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2022

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,577,067	$290,022,222	$27	$311,599,316
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$5,005	$—	$5,005

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

REIT                Real Estate Investment Trust